Intangible Assets and Goodwill - Schedule of Key Assumptions Would Need to Increase Decrease Individually Estimated Recoverable Amount (Details) - Carrying Amount [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Tydal Data Center AS [Member]
Schedule of Key Assumptions Would Need to Increase Decrease Individually Estimated Recoverable Amount [Line Items]
Discount rate	23.10%	6.80%
EBIT margin	(60.20%)	(26.00%)
Revenue
Troll Housing AS [Member]
Schedule of Key Assumptions Would Need to Increase Decrease Individually Estimated Recoverable Amount [Line Items]
Discount rate	17.60%	6.50%
EBIT margin	(54.60%)	(28.40%)
Revenue
FreeChain [Member]
Schedule of Key Assumptions Would Need to Increase Decrease Individually Estimated Recoverable Amount [Line Items]
Discount rate	47.30%		[1]
EBIT margin
Revenue	(17.50%)	(19.20%)

[1]	FreeChain has substantial recoverable amount, and it is unlikely that a change in the discount rate that will result in the amount fair value less cost of disposal of FreeChain equal to the carrying amount would occur under reasonable scenarios for the year ended December 31, 2024.